Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Net debt	$ 5,174	$ 5,956
Equity attributable to Owners of the Company	3,628	3,529
Net debt and equity	$ 8,802	$ 9,485
Gearing ratio	59.00%	63.00%